Additional information on the consolidated statements of cash flows - Disclosure of detailed information about cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Interests received measured using the effective rate method	$ 4,352	$ 4,141
Interests paid on long-term debt	7,255	12,722
Income taxes paid	2,692	1,915
Increase in amounts receivable	(880)	(3,603)
(Increase) decrease in other current assets	(220)	488
(Decrease) increase in accounts payable and accrued liabilities	(777)	1,603
Changes in non-cash working capital items	$ (1,877)	$ (1,512)